Offerings - Offering: 1	Jun. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	3,289,042
Proposed Maximum Offering Price per Unit	9.28
Maximum Aggregate Offering Price	$ 30,522,309.76
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,672.97
Offering Note	The amount registered reflected in Table 1 above represents the number of shares of common stock, par value $0.01 per share ("Common Stock"), of Enhabit, Inc. (the "Registrant") potentially deliverable pursuant to the Enhabit, Inc. 2025 Equity and Incentive Compensation Plan (the "Plan") being registered hereon. Pursuant to Rule 416 under the Securities Act of 1933 (the "Securities Act"), this registration statement on Form S-8 also covers such indeterminate number of additional shares of Common Stock as may become deliverable pursuant to the anti-dilution provisions of the Plan. The proposed maximum offering price per unit and the maximum aggregate offering price in Table 1 above are estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act on the basis of $9.28, the average of the high and low sale prices of such shares on the New York Stock Exchange on June 20, 2025, which is a date within five business days prior to filing.